Jacob Internet Fund
Schedule of Investments (+)
November 30, 2021 (Unaudited)

Shares			Value
		COMMON STOCKS - 99.9%
		Amusement & Recreation Services - 0.0%
1,000		Esports Entertainment Group, Inc. *^	$5,060
		Business Services - 11.6%
605,000		comScore, Inc. *	2,099,350
195,175		OptimizeRx Corp. *	12,686,375
68,675		Zillow Group, Inc. - Class C *	3,726,992
			18,512,717
		Calculating & Accounting Machine (No Electronic Computers) - 2.1%
367,000		Cantaloupe, Inc. *	3,310,340
		Catalog & Mail-Order Houses - 0.6%
7,300		Alibaba Group Holding Ltd. - ADR *^	930,969
		Communications Equipment - 1.8%
455,740		Powerfleet, Inc. *	2,780,014
		Computer Integrated Systems Design - 1.6%
162,500		Telos Corp. *	2,559,375
		Computer Peripheral Equipment - 10.8%
313,726		Identiv, Inc. *	7,212,561
282,911		Immersion Corp. *	1,700,295
109,300		Impinj, Inc. *	8,194,221
			17,107,077
		Computer Processing & Data Preparation - 2.7%
251,992		Sohu.com Ltd. - ADR *^	4,251,105
		Computer Programming, Data Processing, Etc. - 17.9%
1,050		Alphabet, Inc. - Class C *	2,991,492
8,500		Meta Platforms, Inc. - Class A *	2,757,910
197,400		Momentive Global, Inc. *	4,032,882
20,000		MongoDB, Inc. *	9,962,000
20,400		Tencent Holdings Ltd. (HKD) (a)	1,189,709
171,317		Twitter, Inc. *	7,527,669
			28,461,662
		Educational Services - 0.7%
804,436		Zovio, Inc. *	1,102,077
		Electric Services - 1.5%
300,000		Transphorm, Inc. *	2,400,000
		Miscellaneous Amusement & Recreation - 2.2%
102,000		DraftKings, Inc. - Class A *	3,524,100
		Patent Owners & Lessors - 5.5%
165,496		Digital Turbine, Inc. *	8,781,218
		Personal Services - 3.1%
143,800		Yelp, Inc. *	4,929,464
		Pharmaceutical Preparations - 1.5%
97,000		Galaxy Digital Holdings Ltd. *	2,323,150
		Prepackaged Software - 18.5%
10,000		Cloudflare, Inc. - Class A *	1,882,400
484,543		Inspired Entertainment, Inc. *	6,245,759
228,400		Porch Group, Inc. *	4,805,536
36,300		Square, Inc. - Class A *	7,562,379
24,200		Twilio, Inc. - Class A *	6,924,830
280,000		WM Technology, Inc. *	2,007,600
			29,428,504

		Real Estate - 0.4%
584,681		Leju Holdings Ltd. - ADR *^	594,855
		Security Brokers, Dealers & Flotation Companies - 6.8%
760,000		Voyager Digital Ltd. *	10,832,964
		Semiconductors and Related Devices - 1.0%
36,300		CEVA, Inc. *	1,600,830
		State Commercial Banks - 9.6%
59,363		First Internet Bancorp	2,571,012
62,325		Silvergate Capital Corp. - Class A *	12,744,216
			15,315,228
		TOTAL COMMON STOCKS (Cost $95,464,529)	158,750,709

		MONEY MARKET FUND - 0.3%
441,530		First American Government Obligations Fund - Class X, 0.03% (b)	441,530
		TOTAL MONEY MARKET FUND (Cost $441,530)	441,530
		TOTAL INVESTMENTS (Cost $95,906,059) - 100.2%	159,192,239
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(323,631)
		TOTAL NET ASSETS - 100.0%	$158,868,608

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depositary Receipt.
	(HKD)	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
	(a)	Level 2 security.
	(b)	7-day yield.

Jacob Internet Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Internet Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2021:

	Level 1	Level 2		Level 3	Total
Common Stocks
Prepackaged Software	$29,428,504	$-		$-	$29,428,504
Computer Programming, Data Processing, Etc.	27,271,953	1,189,709	(a)	-	28,461,662
Business Services	18,512,717	-		-	18,512,717
Computer Peripheral Equipment	17,107,077	-		-	17,107,077
State Commercial Banks	15,315,228	-		-	15,315,228
Security Brokers, Dealers & Flotation Companies	10,832,964	-		-	10,832,964
Patent Owners & Lessors	8,781,218	-		-	8,781,218
Personal Services	4,929,464	-		-	4,929,464
Computer Processing & Data Preparation	4,251,105	-		-	4,251,105
Miscellaneous Amusement & Recreation	3,524,100	-		-	3,524,100
Calculating & Accounting Machine (No Electronic Computers)	3,310,340	-		-	3,310,340
Communications Equipment	2,780,014	-		-	2,780,014
Computer Integrated Systems Design	2,559,375	-		-	2,559,375
Electric Services	2,400,000	-		-	2,400,000
Pharmaceutical Preparations	2,323,150	-		-	2,323,150
Semiconductors and Related Devices	1,600,830	-		-	1,600,830
Educational Services	1,102,077	-		-	1,102,077
Catalog & Mail - Order Houses	930,969	-		-	930,969
Real Estate	594,855	-		-	594,855
Amusement & Recreation Services	5,060	-		-	5,060
Total Common Stocks	157,561,000	1,189,709		-	158,750,709

Short Term Investment
Money Market Fund	441,530	-		-	441,530

Total Investments in Securities	$158,002,530	$1,189,709		$-	$159,192,239

(a) Certain non-U.S. dollar demoninated securities use systematic fair valuation.